Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares [Line Items]
Cash paid for interest	$ 205,000,000	$ 164,700,000	$ 117,100,000
Cash paid for income taxes	31,900,000	47,800,000	31,100,000
Change in fair market value of interest rate swap agreement recorded in Other comprehensive income (loss)		$ 7,300,000	$ 2,400